Stock-Based Compensation - Summary of stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense					$ 1,991	$ 659
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense					1,018	306
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense					$ 973	$ 353
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 1,634	$ 407	$ 3,821	$ 755
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	958	188	1,462	324
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 676	$ 219	$ 2,359	$ 431